Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of estimated useful lives of property, plant, and equipment

Buildings	20 years
Plant and equipment	5-10 years
Furniture and fixtures, other equipment and motor vehicles	4-5 years
Leasehold improvements	Shorter of (a) 5 years or (b) remaining term of lease

ASU 2014-09
Schedule of impact of adopting ASC 606 on the Group's consolidated financial statements

The following tables summarize the impact of adopting ASC 606 on the Group’s consolidated financial statements as at and for the year ended December 31, 2018, as compared to the amounts as if applying ASC 605:

	As reported		As if applied
	ASC 606	Adjustments	ASC 605
	(in US$’000)
Consolidated Balance Sheet
Current assets	370,541	—	370,541
Non-current assets	161,577	—	161,577
Total assets	532,118	—	532,118
Liabilities and shareholders’ equity
Current liabilities
Other payables, accruals and advance receipts	56,327	187	56,514
Deferred revenue	2,540	(605)	1,935
Other current liabilities	26,612	—	26,612
Total current liabilities	85,479	(418)	85,061
Deferred revenue	408	64	472
Other non-current liabilities	33,976	—	33,976
Total liabilities	119,863	(354)	119,509
Company’s shareholders’ equity
Accumulated losses	(183,004)	384	(182,620)
Accumulated other comprehensive loss	(243)	(31)	(274)
Other shareholders’ equity	572,243	—	572,243
Total Company’s shareholders’ equity	388,996	353	389,349
Non-controlling interests	23,259	1	23,260
Total shareholders’ equity	412,255	354	412,609
Total liabilities and shareholders’ equity	532,118	—	532,118

	As reported		As if applied
	ASC 606	Adjustments	ASC 605
	(in US$’000)
Consolidated Statement of Operations
Total revenues	214,109	(698)	213,411
Total operating expense	(306,750)	—	(306,750)
Loss from operations	(92,641)	(698)	(93,339)
Total other income	5,986	—	5,986
Loss before income taxes and equity in earnings of equity investees	(86,655)	(698)	(87,353)
Income tax expense	(3,964)	—	(3,964)
Equity in earnings of equity investees, net of tax	19,333	—	19,333
Net loss	(71,286)	(698)	(71,984)
Less: Net income attributable to non-controlling interests	(3,519)	2	(3,517)
Net loss attributable to the Company	(74,805)	(696)	(75,501)

	As reported		As if applied
	ASC 606	Adjustments	ASC 605
	(in US$’000)
Consolidated Statement of Comprehensive Loss
Net loss	(71,286)	(698)	(71,984)
Other comprehensive loss	(6,626)	(31)	(6,657)
Total comprehensive loss	(77,912)	(729)	(78,641)
Less: Comprehensive loss attributable to non-controlling interests	(2,566)	2	(2,564)
Total comprehensive loss attributable to the Company	(80,478)	(727)	(81,205)